Income Taxes - Current and Deferred (Details) - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019
Federal:
Deferred			$ (2,047)	$ 0	$ 797	$ 0
Total Federal			(2,047)	0	797	0
State:
Current			4	11	42	11
Deferred			(590)	(8)	245	(2)
Total State			(586)	3	287	9
Income tax expense (benefit)	$ 77	$ (184)	$ (2,633)	$ 3	$ 1,084	$ 9